Business Combinations - Summary of Net Cash Outflow on Acquisition of Subsidiary SPIL (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Less: Cash and cash equivalent acquired			$ 29,133
Net cash outflow on acquisition of subsidiaries			$ (7,046,464)
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	$ 5,502,796			$ 168,440,585
Less: Payable for consideration representing the ordinary shares originally held by ASE	(1,735,046)	$ (53,109,760)
Less: Cash and cash equivalent acquired	(656,288)	(20,088,970)
Net cash outflow on acquisition of subsidiaries	$ 3,111,462	$ 95,241,855